CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 188,918	$ 186,982
Cost of revenue	160,177	169,056
Gross profit	28,741	17,926
Operating expenses
Selling and marketing expenses	1,649	2,313
General and administrative expenses	30,875	35,984
Restructuring charges	5,689
Depreciation and amortization expense	857	1,673
Total operating expenses	39,070	39,970
Operating income (loss)	(10,329)	(22,044)
Other (income) expense
Interest expense, net	8,990	14,626
Gain on sale of business and net assets held for sale		(239)
Other (income) expense, net	(1,129)	(45)
Total other (income) expense, net	7,861	14,342
Loss from continuing operations before income tax expense	(18,190)	(36,386)
Income tax expense (benefit)	(4,400)	(6,367)
Income (loss) from continuing operations	(13,790)	(30,019)
Discontinued operations:
Loss from discontinued operations before income tax expense (benefit)	(15,002)	(25,318)
Income tax (benefit) expense	(3,357)	1,186
Income (loss) from discontinued operations	(11,645)	(26,504)
Net income (loss)	$ (25,435)	$ (56,523)
Basic earnings (loss) per common share
Income (loss) from continuing operations	$ (0.76)	$ (1.70)
Loss from discontinued operations	(0.64)	(1.50)
Basic earnings (loss) per common share	(1.40)	(3.20)
Diluted earnings (loss) per common share
Income (loss) from continuing operations	(0.76)	(1.70)
Loss from discontinued operations	(0.64)	(1.50)
Diluted earnings (loss) per common share	$ (1.40)	$ (3.20)